Average Annual Total Returns - Eaton Vance Emerging Markets Debt Opportunities Fund	J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 One Year	J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Five Years	J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Life of Fund	Class A One Year	Class A Five Years	Class A Life of Fund	Class A Inception Date	Class A After Taxes on Distributions One Year	Class A After Taxes on Distributions Five Years	Class A After Taxes on Distributions Life of Fund	Class A After Taxes on Distributions and Sales One Year	Class A After Taxes on Distributions and Sales Five Years	Class A After Taxes on Distributions and Sales Life of Fund	Class I One Year	Class I Five Years	Class I Life of Fund	Class I Inception Date	Class R6 One Year	Class R6 Five Years	Class R6 Life of Fund	Class R6 Inception Date
Total	4.49%	6.99%	2.60%	3.63%	7.74%	7.28%	Sep. 03, 2015	0.93%	5.19%	4.79%	2.51%	5.08%	4.72%	7.39%	8.83%	4.72%	Sep. 03, 2015	7.44%	8.81%	4.71%	Feb. 04, 2013